AXS All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 10.3%
	CONSUMER DISCRETIONARY — 1.1%
1,800	Scotts Miracle-Gro Co.	$289,800
	CONSUMER STAPLES — 1.3%
620	Costco Wholesale Corp.	351,974
	FINANCIALS — 4.1%
3,600	Berkshire Hathaway, Inc. - Class B*	1,076,400
	HEALTH CARE — 1.1%
1,700	Johnson & Johnson	290,819
	MATERIALS — 1.1%
2,000	Franco-Nevada Corp.[1]	276,580
	REAL ESTATE — 1.2%
9,000	Gladstone Land Corp. - REIT	303,840
	TECHNOLOGY — 0.4%
200	MicroStrategy, Inc. - Class A*	108,898
	TOTAL COMMON STOCKS
	(Cost $2,534,088)	2,698,311
	EXCHANGE-TRADED FUNDS — 34.8%
	COMMODITY FUNDS — 1.0%
8,000	VanEck Gold Miners ETF	256,240
	EQUITY FUNDS — 33.8%
14,600	Consumer Staples Select Sector SPDR Fund	1,125,806
11,000	ETFMG Alternative Harvest ETF	121,880
4,300	ETFMG Prime Cyber Security ETF	264,235
14,000	Financial Select Sector SPDR Fund	546,700
3,500	Invesco Exchange-Traded Fund Trust-Invesco S&P 500r Top 50 ETF	1,291,815
12,700	Invesco S&P 500 Equal Weight ETF	2,066,925
2,400	iShares Core S&P Small-Cap ETF	274,824
38,000	iShares Core S&P U.S. Value ETF	2,900,920
1,200	iShares Russell 2000 ETF	266,940
		8,860,045
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $8,993,266)	9,116,285
	MUTUAL FUNDS — 0.3%
	EQUITY FUNDS — 0.3%
2,966	WCM Focused International Growth Fund - Class Institutional	82,089
	TOTAL MUTUAL FUNDS
	(Cost $78,382)	82,089

AXS All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 0.2%
	CALL OPTIONS — 0.2%
400	ETFMG Alternative Harvest ETF Exercise Price: $20, Notional Amount $800,000 Expiration Date: January 20, 2023	$35,200
	TOTAL CALL OPTIONS
	(Cost $57,160)	35,200
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $57,160)	35,200

Number of Shares
	SHORT-TERM INVESTMENTS — 60.7%
15,902,904	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.010%[2]	15,902,904
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,902,904)	15,902,904
	TOTAL INVESTMENTS — 106.3%
	(Cost $27,565,800)	27,834,789
	Liabilities in Excess of Other Assets — (6.3)%	(1,641,008)
	TOTAL NET ASSETS — 100.0%	$26,193,781

ETF –	Exchange-Traded Fund
REIT –	Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.